OTHER PAYABLES (Tables)	6 Months Ended
Dec. 31, 2023
OTHER PAYABLES
Schedule of other payables third parties

	June 30,	December 31,	December 31,
	2023	2023	2023
		RMB	US Dollars
Third Parties	RMB	(Unaudited)	(Unaudited)
Professional service fees	¥2,246,101	¥304,474	$42,884
Distributors and employees	3,073,289	712,173	100,307
Accrued expenses	200,218	193,274	27,222
Others	299,402	478,245	67,360
Total	¥5,819,010	¥1,688,166	$237,773

Schedule Of other payables related party

	June 30,	December 31,	December 31,
	2022	2023	2023
		RMB	US Dollars
Related Parties	RMB	(Unaudited)	(Unaudited)
Expenses paid by the major shareholders	¥1,796,309	¥1,663,858	$234,350
Due to family members of the owners of BHD and FGS	545,159	545,159	76,784
Due to management staff for costs incurred on behalf of the Company	250,927	—	—
Total	¥2,592,395	¥2,209,017	$311,134